Financial instruments - Fair value and risk management, Liquidity Risk (Details) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Secured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	$ 11,143,359,504	$ 6,614,983,870
Unsecured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	30,840,922	67,688,944
Liquidity Risk [Member]
Derivative financial assets [Abstract]
Derivative financial assets		116,923,727
Liquidity Risk [Member] | 1 Month [Member]
Derivative financial assets [Abstract]
Derivative financial assets		0
Liquidity Risk [Member] | 2-12 Months [Member]
Derivative financial assets [Abstract]
Derivative financial assets		116,923,727
Liquidity Risk [Member] | 1-5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets		0
Liquidity Risk [Member] | More than 5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets		0
Liquidity Risk [Member] | Carrying Amount [Member]
Derivative financial assets [Abstract]
Derivative financial assets		116,923,727
Liquidity Risk [Member] | Interest Rate Swaps [Member]
Derivative financial assets [Abstract]
Derivative financial assets		116,923,727
Liquidity Risk [Member] | Interest Rate Swaps [Member] | 1 Month [Member]
Derivative financial assets [Abstract]
Derivative financial assets		0
Liquidity Risk [Member] | Interest Rate Swaps [Member] | 2-12 Months [Member]
Derivative financial assets [Abstract]
Derivative financial assets		116,923,727
Liquidity Risk [Member] | Interest Rate Swaps [Member] | 1-5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets		0
Liquidity Risk [Member] | Interest Rate Swaps [Member] | More than 5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets		0
Liquidity Risk [Member] | Interest Rate Swaps [Member] | Carrying Amount [Member]
Derivative financial assets [Abstract]
Derivative financial assets		116,923,727
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	75,827,403
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	12,294,973,782	7,366,027,177
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	157,238,149	143,029,944
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	4,060,336,863	2,336,112,237
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	1,924,308,770	1,852,631,613
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	6,153,090,000	3,034,253,383
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	12,010,495,738	7,289,797,769
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	11,427,837,548	6,691,213,278
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	31,908,396	55,152,714
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	3,479,193,050	1,929,131,811
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	1,763,646,102	1,672,675,370
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	6,153,090,000	3,034,253,383
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	11,143,359,504	6,614,983,870
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	30,840,922	67,688,944
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	146,861	854,763
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	30,694,061	64,832,664
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		2,001,517
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	30,840,922	67,688,944
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	206,714,326	207,961,533
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	46,051,658	30,006,807
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	160,662,668	177,954,726
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	206,714,326	207,961,533
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	629,580,986	399,163,422
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	125,182,892	87,022,467
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	504,398,094	312,140,955
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	$ 629,580,986	$ 399,163,422